CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) - $ / shares	12 Months Ended
	Jun. 24, 2015	Jun. 25, 2014	Jun. 26, 2013
Dividends per share	$ 1.12	$ 0.96	$ 0.80